World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2015

Dates Covered
Collections Period	08/01/15 - 08/31/15
Interest Accrual Period	08/17/15 - 09/14/15
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/15	342,552,229.09	21,647
Yield Supplement Overcollateralization Amount at 07/31/15	9,316,003.66	0
Receivables Balance at 07/31/15	351,868,232.75	21,647
Principal Payments	16,038,837.35	476
Defaulted Receivables	934,300.41	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/15	8,674,251.99	0
Pool Balance at 08/31/15	326,220,843.00	21,125

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	42.31%

Prepayment ABS Speed	1.64%

Overcollateralization Target Amount	14,679,937.94
Actual Overcollateralization	14,679,937.94

Weighted Average APR	3.32%
Weighted Average APR, Yield Adjusted	5.02%
Weighted Average Remaining Term	42.36

Delinquent Receivables:
Past Due 31-60 days	6,223,626.02	319
Past Due 61-90 days	1,616,950.42	89
Past Due 91 + days	345,043.65	22
Total	8,185,620.09	430

Total 31+ Delinquent as % Ending Pool Balance	2.51%

Recoveries	372,330.13

Aggregate Net Losses/(Gains) - August 2015	561,970.28
Current Net Loss Ratio (Annualized)	1.92%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.07%

Flow of Funds	$ Amount

Collections	17,343,172.81
Advances	(605.69)
Investment Earnings on Cash Accounts	2,267.92
Servicing Fee	(293,223.53)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	17,051,611.51

Distributions of Available Funds
(1) Class A Interest	260,258.16
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	916,535.78
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	14,679,937.94
(7) Distribution to Certificateholders	1,172,506.73
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	17,051,611.51

Servicing Fee	293,223.53
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 08/17/15	327,137,378.78
Principal Paid	15,596,473.72
Note Balance @ 09/15/15	311,540,905.06

Class A-1
Note Balance @ 08/17/15	0.00
Principal Paid	0.00
Note Balance @ 09/15/15	0.00
Note Factor @ 09/15/15	0.0000000%

Class A-2
Note Balance @ 08/17/15	0.00
Principal Paid	0.00
Note Balance @ 09/15/15	0.00
Note Factor @ 09/15/15	0.0000000%

Class A-3
Note Balance @ 08/17/15	201,852,378.78
Principal Paid	15,596,473.72
Note Balance @ 09/15/15	186,255,905.06
Note Factor @ 09/15/15	79.2578319%

Class A-4
Note Balance @ 08/17/15	109,676,000.00
Principal Paid	0.00
Note Balance @ 09/15/15	109,676,000.00
Note Factor @ 09/15/15	100.0000000%

Class B
Note Balance @ 08/17/15	15,609,000.00
Principal Paid	0.00
Note Balance @ 09/15/15	15,609,000.00
Note Factor @ 09/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	282,631.06
Total Principal Paid	15,596,473.72
Total Paid	15,879,104.78

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	139,614.56
Principal Paid	15,596,473.72
Total Paid to A-3 Holders	15,736,088.28

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3797350
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.9549752
Total Distribution Amount	21.3347102

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5941045
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	66.3679733
Total A-3 Distribution Amount	66.9620778

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	58.77
Noteholders' Principal Distributable Amount	941.23

Account Balances	$ Amount

Advances
Balance as of 07/31/15	69,600.74
Balance as of 08/31/15	68,995.05
Change	(605.69)

Reserve Account
Balance as of 08/17/15	1,903,544.61
Investment Earnings	242.52
Investment Earnings Paid	(242.52)
Deposit/(Withdrawal)	-
Balance as of 09/15/15	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61